Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Summary of provisions for income tax expenses
	For the Years Ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
Current tax expense	22,550	42,863	51,603	8,317
Deferred tax benefit	(5,573)	(5,275)	(3,226)	(520)
Income tax expense	16,977	37,588	48,377	7,797

Components of income before tax and income tax expenses for PRC and non-PRC operations
	For the Years Ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
Income arising from PRC operations	103,168	292,333	358,667	57,806
Profit/(loss) arising from non-PRC operations	21,168	23,278	(48,171)	(7,764)
Income before tax	124,336	315,611	310,496	50,042
Income tax expense relating to PRC operations	16,961	37,573	48,281	7,782
Income tax expense relating to non-PRC operations	16	15	96	15
Income tax expense	16,977	37,588	48,377	7,797
Effective tax rate for PRC operations	16.4%	12.9%	13.5%	13.5%

Reconciliation of differences between statutory tax rate and effective tax rate
	For the Years Ended December 31,
	2012	2013	2014
	%	%	%
Statutory income tax rate	25.0	25.0	25.0
Permanent differences	(5.8)	(1.5)	(1.7)
Change in valuation allowance	1.0	1.1	0.4
Effect of preferential tax benefits	(6.1)	(13.2)	(11.5)
Uncertain tax positions	2.4	1.4	1.3
Others	(0.1)	0.1	—
Effective income tax rate	16.4	12.9	13.5

Combined effects of income tax expense exemption and reduction
	For the Years Ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
Preferential tax rate effect	6,281	38,534	41,157	6,633
Basic net income per share effect	0.01	0.06	0.07	0.01

Tax effects of temporary differences, give rise to deferred tax assets and liabilities
	As of December 31,
	2013	2014	2014
	RMB	RMB	US$
Deferred tax assets - current:
Provision of allowance for doubtful accounts	4,361	5,038	812
Accrued payroll and expense	18,418	19,527	3,147
Total current deferred tax assets	22,779	24,565	3,959
Deferred tax assets - non-current:
Net operating loss carryforward	5,569	7,101	1,145
Less: valuation allowance	(5,569)	(7,101)	(1,145)
Total non-current deferred tax assets, net	—	—	—

	As of December 31,
	2013	2014	2014
	RMB	RMB	US$
Deferred tax liabilities - non-current:
Equity investments acquired in disposition of subsidiaries	—	1,312	211

Movement of valuation allowance
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
Balance as of January 1,	750	1,743	5,569	898
Current year addition	993	3,826	1,532	247
Balance as of December 31,	1,743	5,569	7,101	1,145

Reconciliation of liabilities associated with uncertain tax positions
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
Balance as of January 1,	5,504	7,996	12,231	1,971
Increase related to current year tax positions	2,492	4,235	4,636	747
Balance as of December 31,	7,996	12,231	16,867	2,718